Schedule I - Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reportable Legal Entities | Parent Company
Proceeds from Dividends Received	$ 47.4	$ 55.8	$ 42.4